RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Write offs			$ 275
Current assets (liabilities)	$ 10,253	$ 46,714
Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues		13.00%	20.00%
Second Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues		10.00%
Trade receivables
Disclosure Of Credit Risk Exposure [Line Items]
Write offs	115	$ 90	$ 241
Foreign Exchange Risk Member
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets		27,148
Average gains on basis of movements in non functional currency to functional currency	479	2,742	175
Average losses on basis of movements in non functional currency to functional currency	706	1,194	$ 262
Foreign Exchange Risk Member | United States of America, Dollars
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	4,743
Foreign Exchange Risk Member | United Kingdom, Pounds
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	6,987	11,819
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables	345	0
Write offs	$ 0	$ 0